Subsequent Events - Additional information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			1 Months Ended		2 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 05, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 05, 2024	Mar. 04, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share							$ 1.96	$ 1.78
Share repurchases							$ 1,079	$ 1,282
Share buyback program authorized amount									$ 1,000
Cash flows used in obtaining control of subsidiaries or other businesss classified as investing activities							$ 1,216	$ 191
LSEG [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares repurchased during period							1.7	1.2
Major business combination [member] | World Business Media Limited [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Name of acquiree				World Business Media Limited
Major business combination [member] | Pagero Group AB [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of voting equity interests acquired				100.00%
Proportion of ownership interest in subsidiary	99.46%
Cash flows used in obtaining control of subsidiaries or other businesss classified as investing activities	$ 800
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend increase dollars			$ 0.2
Dividends declared per common share			0.54
New annual dividends paid ordinary shares per share			$ 2.16
Dividend increase percentage			10.00%
Events after reporting period [member] | Company and Blackstone [Member] | LSEG [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares sold					10.1
LSEG share sales after the end of the reporting period		$ 1,100
LSEG shares remaining post share sales made after the end of the reporting period		5.9			5.9
Repurchase of shares [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares repurchased during period						1.7
Share repurchases						$ 260
Share buyback program repurchased amount						$ 600